Note 2 - Allowance For Credit Losses: Allowance for Credit Losses on Financing Receivables (Tables)	3 Months Ended
Mar. 31, 2021
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	Three Months Ended March 31, 2021
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Beginning Balance	$ 10,765	$ 5,838	$ 43,833	$ 267	$ 5,625	$ 66,328
Provision for Credit Losses	928	728	4,052	(4)	890	6,594
Charge-offs	(2,847)	(960)	(9,649)	(2)	(1,572)	(15,030)
Recoveries	862	172	4,053	-	369	5,456
Ending Balance	$ 9,708	$ 5,778	$ 42,289	$ 261	$ 5,312	$ 63,348

	Three Months Ended
	March 31, 2021	March 31, 2020
Allowance for Credit Losses:
Beginning Balance	$ 66,327,674	$ 53,000,000
Impact of adopting ASC 326	-	2,158,161
Provision for credit losses	6,593,962	18,140,668
Charge-offs	(15,029,442)	(19,048,499)
Recoveries	5,456,303	4,724,230
Ending balance; collectively evaluated for impairment	$ 63,348,497	$ 58,974,560

Finance Receivables Ending Balance	$ 894,857,186	$ 834,292,994